Property and equipment, net - Depreciation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and equipment, net
Depreciation expense recognized	$ 137	$ 842	$ 648
Cost of revenues
Property and equipment, net
Depreciation expense recognized		11	7
Research and development expenses
Property and equipment, net
Depreciation expense recognized		220	152
Sales and marketing expenses
Property and equipment, net
Depreciation expense recognized	125	219	171
General and administrative expenses
Property and equipment, net
Depreciation expense recognized	$ 12	$ 392	$ 318